Lease Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Lease Liabilities	Lease liabilities
The evolution of lease liabilities in 2023 and 2022 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2022	8,677
Additions	2,382
Principal and interests payments	(2,559)
Principal payments (Note 28)	(2,114)
Interests payments	(445)
Disposals	(138)
Accrued interests	435
Translation differences and hyperinflation adjustments	62
Transfers and others	88
Balance at 12/31/2023	8,947

Millions of euros	Lease liabilities
Balance at 12/31/2021	8,070
Additions	2,487
Principal and interests payments	(2,361)
Principal payments (Note 28)	(1,996)
Interests payments	(365)
Disposals	(59)
Business combinations	124
Accrued interests	393
Translation differences and hyperinflation adjustments	246
Transfers and others	(223)
Balance at 12/31/2022	8,677
"Additions" includes fixed asset sale and leaseback transactions, which amounted to 21 million euros in 2023 (125 million euros in 2022). The gain recorded in 2023 and 2022 for sale and leaseback transactions amounted to 105 million euros and 381 million euros, respectively (see Note 26).
"Business combinations" in 2022 included 117 million euros of lease liabilities related to the acquisition of rights of use of Oi (see Note 29), as well as, 2 and 5 million euros for the incorporation of the Incremental group and the BE-terna group, respectively (see Note 5).
There are commitments for leases not started at December 31, 2023 amounting to 1,117 million euros, mainly related to the sites construction agreement between Telefónica Germany GmbH and Telxius Towers Germany GmbH (at December 31, 2022 1,569 million euros).
"Transfers and others" in 2022 included the reclassification of lease liabilities on shutdown site contracts of Pegaso PCS amounted to 264 million euros.
The maturity schedule of lease liabilities at December 31, 2023 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2024	2025	2026	2027	2028	Subsequent years	Non-current total	Total
Lease liabilities	2,354	1,876	1,455	1,190	1,008	2,060	7,589	9,943